Consolidated Statements of Financial Position (Details) - Schedule of financial assets and liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Non-current financial assets	€ 2,900,902	€ 27,206,990
Financial assets from government grants	732,971
Other current financial assets	64,791,088	57,162,266
Financial liabilities at amortized cost
Liabilities from government grants	6,209,266	8,300,000
Trade and other payables	€ 4,987,538	€ 8,574,244